Impact of Interest Rate Exposure (Detail) - Interest Rate Risk Sensitivity Analysis - Interest Rate Contract R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Probable Scenario
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impact of Interest Rate Exposure	R$ 8,189,916
Probable Scenario | CDI Indexed Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impact of Interest Rate Exposure	4,122,410
Probable Scenario | TJLP Indexed Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impact of Interest Rate Exposure	4,067,506
Possible Scenario
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impact of Interest Rate Exposure	10,384,767
Impact of Interest Rate Exposure, gain (loss)	2,194,851
Possible Scenario | CDI Indexed Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impact of Interest Rate Exposure	5,373,161
Possible Scenario | TJLP Indexed Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impact of Interest Rate Exposure	5,011,606
Remote Scenario
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impact of Interest Rate Exposure	12,744,797
Impact of Interest Rate Exposure, gain (loss)	4,554,881
Remote Scenario | CDI Indexed Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impact of Interest Rate Exposure	6,714,517
Remote Scenario | TJLP Indexed Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impact of Interest Rate Exposure	R$ 6,030,280